Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Schedule of Provisions

	December 31, 2025	December 31, 2024
	$	$
Provision for withholding tax	3,438,235	3,434,062
Provision for other taxes	234,641	-
Total	3,672,876	3,434,062